Provisions and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provisions and Other Liabilities

(CAD$ in millions)	December 31, 2018	December 31, 2017
Provisions (a)	$1,653	$1,905
Derivative liabilities (net of current portion of $6 (2017 – $nil))	39	43
IMSA payable	58	—
Other	42	29

	$1,792	$1,977

Summary of Movements in Provisions

The following table summarizes the movements in provisions for the year ended December 31, 2018:

(CAD$ in millions)	Decommissioning and Restoration Provisions	Other	Total
As at January 1, 2018	$1,844	$194	$2,038
Settled during the year	(76)	(29)	(105)
Change in discount rate	(409)	—	(409)
Change in amount and timing of cash flows	111	18	129
Accretion	101	2	103
Other	(2)	—	(2)
Changes in foreign exchange rates	45	9	54

As at December 31, 2018	1,614	194	1,808
Less current portion of provisions (Note 18)	(91)	(64)	(155)

Long-term provisions	$1,523	$130	$1,653